Business Combinations (Details) - USD ($)				1 Months Ended		2 Months Ended	9 Months Ended
	Dec. 20, 2016	Nov. 01, 2016	Apr. 13, 2016	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2016	Apr. 07, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Deferred Tax Liabilities, Goodwill			$ 0
Fair Value, Adjustment Disclosure [Abstract]
Derecognized fair value adjustment and debt issuance costs related to debt redemption						$ 19,800,000
Cleco Power [Member]
Business Acquisition [Line Items]
Accumulated Depreciation				$ 1,618,241,000		1,618,241,000	$ 1,618,241,000		$ 1,525,298,000
Merger Commitments, rate credits [Member] | Louisiana Public Service Commission [Member]
Business Acquisition [Line Items]
Merger Commitments								$ 136,000,000
Merger Commitments, rate credits [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Business Acquisition [Line Items]
Merger Commitments								136,000,000
Merger Commitments, economic development contribution [Member] | Louisiana Public Service Commission [Member]
Business Acquisition [Line Items]
Merger Commitments								7,000,000
Merger Commitments, economic development contribution [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Business Acquisition [Line Items]
Merger Commitments								7,000,000
Merger Commitments, charitable contribution, disbursed over 5 years [Member] | Louisiana Public Service Commission [Member]
Business Acquisition [Line Items]
Merger Commitments								6,000,000
Merger Commitments, charitable contribution, disbursed over 5 years [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Business Acquisition [Line Items]
Merger Commitments								6,000,000
Merger Commitments, economic development contribution, disbursed over 5 years [Member] | Louisiana Public Service Commission [Member]
Business Acquisition [Line Items]
Merger Commitments								2,500,000
Merger Commitments, economic development contribution, disbursed over 5 years [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Business Acquisition [Line Items]
Merger Commitments								2,500,000
Merger Commitments, cost savings [Member] | Louisiana Public Service Commission [Member]
Business Acquisition [Line Items]
Merger Commitments								1,200,000
Merger Commitments, cost savings [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Business Acquisition [Line Items]
Merger Commitments								$ 1,200,000
Cleco Power's solid waste disposal facility bonds, 4.70%, due 2036, callable after November 1, 2016 [Member] | Unsecured Debt [Member] | Cleco Power [Member]
Fair Value, Adjustment Disclosure [Abstract]
Extinguishment of Debt, Amount		$ 60,000,000			$ 60,000,000
Cleco Power's senior notes, 6.65%, due 2018 [Member] | Unsecured Debt [Member] | Cleco Power [Member]
Fair Value, Adjustment Disclosure [Abstract]
Extinguishment of Debt, Amount	$ 250,000,000			250,000,000
Successor [Member]
Business Acquisition [Line Items]
Accumulated Depreciation			0	75,816,000		75,816,000	75,816,000
Preliminary Purchase Price Allocation [Abstract]
Current assets			455,016,000
Property, plant, and equipment, net			3,432,144,000
Goodwill			1,490,797,000	$ 1,490,797,000		$ 1,490,797,000	$ 1,490,797,000
Other long-term assets			1,023,487,000
Current liabilities			228,515,000
Net deferred income tax liabilities			1,059,939,000
Other deferred credits			279,379,000
Long-term debt, net			1,470,126,000
Total purchase price			$ 3,363,485,000
Successor [Member] | Cleco Holdings [Member]
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)			$ 1.00
Share price at the time of the Merger (in dollars per share)			$ 55.37
Purchase Price Consideration			$ 3,360,000,000
Successor [Member] | Property, Plant and Equipment [Member]
Fair Value, Adjustment Disclosure [Abstract]
Assets			(1,334,932,000)
Successor [Member] | Accumulated Depreciation [Member]
Fair Value, Adjustment Disclosure [Abstract]
Assets			(1,565,776,000)
Successor [Member] | Goodwill [Member]
Fair Value, Adjustment Disclosure [Abstract]
Assets			1,490,797,000
Successor [Member] | Intangible Assets [Member]
Fair Value, Adjustment Disclosure [Abstract]
Assets			91,826,000
Successor [Member] | Regulatory Assets [Member]
Fair Value, Adjustment Disclosure [Abstract]
Assets			250,409,000
Successor [Member] | Deferred Income Tax Liabilities [Member]
Fair Value, Adjustment Disclosure [Abstract]
Liabilities			126,853,000
Successor [Member] | Other Deferred Credits [Member]
Fair Value, Adjustment Disclosure [Abstract]
Liabilities			21,175,000
Successor [Member] | Long-term Debt [Member]
Fair Value, Adjustment Disclosure [Abstract]
Liabilities			198,599,000
Successor [Member] | Cash Paid to Cleco shareholders [Member] | Cleco Holdings [Member]
Business Acquisition [Line Items]
Purchase Price Consideration, Cash Paid			3,350,000,000
Successor [Member] | Cash Paid for Cleco's unvested performance-based and time-based restricted stock awards [Member] | Cleco Holdings [Member]
Business Acquisition [Line Items]
Purchase Price Consideration, Cash Paid			$ 9,500,000
Successor [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Remaining LTIP equity awards			0
Successor [Member] | Trade Names [Member]
Preliminary Purchase Price Allocation [Abstract]
Intangible Asset, Useful Life							20 years
Predecessor [Member]
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)									$ 1
Accumulated Depreciation									$ 1,536,158,000
Preliminary Purchase Price Allocation [Abstract]
Goodwill									$ 0
Predecessor [Member] | Cleco Holdings [Member]
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)									$ 1